PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

11. PROPERTY, PLANT AND EQUIPMENT

        The net book value of property, plant and equipment as of December 31, 2017, December 31, 2016 and January 1, 2016 was as follows:

	Network and base station equipment	Land and buildings	Office equipment, vehicles and other	Construction in progress and equipment for installation	Total
Cost
January 1, 2016	542,530	27,321	49,692	28,966	648,509

Additions	1,350	32	—	47,340	48,722
Put into use	47,894	1,550	5,278	(54,722)	—
Disposal of UMS	(4,152)	(1,309)	(452)	(2,444)	(8,357)
Transfer to assets held for sale	(1,557)	—	(5)	—	(1,562)
Disposal	(20,321)	(426)	(3,201)	(374)	(24,322)
Other	(118)	(200)	269	55	6
Foreign exchange differences	(17,568)	(1,525)	(2,331)	(1,455)	(22,879)

December 31, 2016	548,058	25,443	49,250	17,366	640,117

Additions	2,094	15	302	57,170	59,581
Put into use	48,689	281	4,522	(53,492)	—
Arising on business combinations	10	2	5	—	17
Transfer to assets held for sale	(1,408)	—	(22)	—	(1,430)
Disposal	(27,092)	(684)	(5,460)	(1,315)	(34,551)
Other	327	(69)	(452)	7	(187)
Foreign exchange differences	(4,320)	36	(315)	(242)	(4,841)

December 31, 2017	566,358	25,024	47,830	19,494	658,706

Accumulated amortisation and impairment
January 1, 2016	(300,509)	(7,455)	(37,883)	—	(345,847)

Charge for the year	(53,371)	(1,262)	(5,323)	—	(59,956)
Disposal of UMS	1,121	62	214	—	1,397
Transfer to assets held for sale	846	—	5	—	851
Disposal	19,126	134	2,768	—	22,028
Other	(222)	(182)	227	—	(177)
Foreign exchange differences	12,061	551	1,816	—	14,428

December 31, 2016	(320,948)	(8,152)	(38,176)	—	(367,276)

Charge for the year	(53,258)	(1,114)	(3,929)	—	(58,301)
Effect on assets impairment	(2,175)	(393)	(295)	(764)	(3,627)
Transfer to assets held for sale	940	—	22	—	962
Disposal	24,248	284	5,053	—	29,585
Other	(458)	33	395	—	(30)
Foreign exchange differences	2,892	(79)	231	—	3,044

December 31, 2017	(348,759)	(9,421)	(36,699)	(764)	(395,643)

Net book value
January 1, 2016	242,021	19,866	11,809	28,966	302,662

December 31, 2016	227,110	17,291	11,074	17,366	272,841

December 31, 2017	217,599	15,603	11,131	18,730	263,063

        Charge of amortization for 2015 year for Network and base station equipment, Land and buildings and Office equipment, vehicles and other was RUB 51,967 million, RUB 930 million and RUB 5,385 million, respectively.

        The amount of the compensation from third parties for items of property, plant and equipment that were accidentally damaged during construction in Moscow for the years ended December 31, 2017, 2016 and 2015 totaled RUB 1,231 million, RUB 1,350 million and RUB 1,010 million, respectively, and was included in the accompanying consolidated statements of profit or loss as component of other operating income.